OTHER ASSETS	12 Months Ended
Dec. 31, 2017
Other Assets Disclosure [Abstract]
OTHER ASSETS
NOTE 16: OTHER ASSETS

Other assets at December 31, comprised:
	2016	2017

	(EUR in millions)
Deferred tax assets	19	18
Prepaid income taxes	572	425
Assets acquired through foreclosure proceedings	81	94
Brokerage auxiliary funds	5	3
Prepaid expenses	41	44
Advances to employees	11	17
Unlisted equity securities	28	28
Hellenic Deposit and Investment Guarantee Fund	485	492
Receivables from the Hellenic Republic	625	690
Checks and credit card transactions under settlement	13	16
Trade and other receivables	74	91
Other	202	100
Total	2.156	2.018

In accordance with article 9 of Greek Law 4370/2016, the upper coverage level for the amount of deposits guaranteed by the Hellenic Deposit and Investment Guarantee Fund (“HDIGF”) is EUR 100 thousand per client. In this context, the Supplementary Deposit Cover Fund (“SDCF”) was established in 2008.

The Greek Law 4370/2016 article 25 par. 8, 9 and 10 provides that the SDCF is considered as a distinct group of assets which consists of the annual contributions of the credit institutions, pursuant to paragraph 2 of Article 6 of Greek Law 3714/2008 (A '231). The assets of the SDCF are considered to be assets of the SDCF members credit institutions, according to their participation in it and is part of the funds of and subject to management by the HDIGF, for the achievement of its objectives.

In accordance with article 13 of Greek Law 4370/2016, HDIGF guarantees up to an amount of EUR 30 thousand per client for investing activities. In 2010, the participating credit institutions paid the first contributions. The said contributions are included in a special reserve which is jointly owned by the credit institutions in proportion to their participation. Each credit institution participating in the Investment Cover Scheme (“ICS”) has an individual share in it. The individual share of each ICS member is proportional to its participation in the assets of the ICS, Article 30/4370/ 07.03.2016.

In accordance with article 36 of Greek Law 4370/2016, the Resolution Scheme (“RS”) assets, as Resolution Fund for credit institutions, are from ordinary contributions paid in advance, extraordinary contributions and alternative means of funding, pursuant to the internal articles 98, 99 and 100 of Article 2 of Greek Law 4355/2015. The contributions are determined by the competent members of the Single Resolution Board and according to the provisions of the Regulation (EU) 2015/81 of the European Parliament and Board.